CASH GENERATED FROM OPERATIONS	12 Months Ended
Jun. 30, 2026
Cash flows from (used in) operating activities [abstract]
CASH GENERATED FROM OPERATIONS	CASH GENERATED FROM OPERATIONS

Amounts in R million	Note	2026	2025	2024

Profit for the year		4,255.5	2,242.7	1,328.7
Adjusted for:
Income tax	17.1	1,627.0	824.4	488.2
Depreciation	9	477.2	459.2	270.4
Movement in gold in process and finished inventories – Gold Bullion	5.1	(5.4)	(18.1)	(34.9)
Change in estimate of environmental rehabilitation provision recognised in profit or loss	10	(13.1)	(98.0)	(11.6)
Environmental rehabilitation payments to reduce liabilities without a related asset		—	—	(1.3)
Share-based payment expense	5.2	41.7	30.1	26.4
(Gain)/loss on disposal of property, plant and equipment		(0.3)	3.7	(0.6)
Loss on disposal of subsidiary	22	4.8	—	—
Insurance claim		—	—	(1.2)
Finance income	6	(245.5)	(223.8)	(280.8)
Finance expense	7	100.0	73.4	76.4
Other non-cash items		14.4	4.3	2.4
Operating cash flows before other changes		6,256.3	3,297.9	1,862.1
Changes in:		(219.8)	79.0	(123.8)
Trade and other receivables		(53.8)	110.4	(296.2)
Consumable stores and stock piles		(53.7)	(48.3)	(12.9)
Payment made under protest	24	(2.7)	(6.6)	(12.8)
Trade and other payables		(109.6)	23.5	198.1

Cash generated from operations		6,036.5	3,376.9	1,738.3